Auditor Fees - Summary of Detailed Information of Auditors Remuneration (Parenthetical) (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2023 PEN (S/)
Auditors Remuneration [Line Items]
Audit services fees	S/ 6,927